Vanguard® Developed Markets ex-US Growth Index ETF
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Australia (4.5%)
	Commonwealth Bank of Australia	3,454	409
	Wesfarmers Ltd.	1,707	98
	Macquarie Group Ltd.	489	84
	CSL Ltd.	997	69
	Goodman Group	2,946	67
	Westpac Banking Corp.	2,062	53
	QBE Insurance Group Ltd.	3,092	50
	Transurban Group	4,165	45
	Aristocrat Leisure Ltd.	1,263	45
	National Australia Bank Ltd.	1,522	41
	Evolution Mining Ltd.	4,177	37
	Brambles Ltd.	2,793	33
*	PLS Group Ltd.	6,290	29
	Origin Energy Ltd.	3,549	28
	Insurance Australia Group Ltd.	4,859	27
*	James Hardie Industries plc GDR	1,192	27
*	Lynas Rare Earths Ltd.	1,439	20
	Computershare Ltd. (XASX)	795	20
*	Xero Ltd.	349	19
	Lottery Corp. Ltd.	4,572	18
	Sigma Healthcare Ltd.	7,664	16
	Technology One Ltd.	627	14
	Woolworths Group Ltd.	557	14
	CAR Group Ltd.	776	14
	ALS Ltd.	743	13
*	NEXTDC Ltd.	1,104	12
	Medibank Pvt Ltd.	3,369	12
	REA Group Ltd.	104	11
	Pro Medicus Ltd.	114	11
	WiseTech Global Ltd.	436	11
	Cochlear Ltd.	135	10
	Qantas Airways Ltd.	1,516	10
	HUB24 Ltd.	168	10
	SGH Ltd.	303	9
	ASX Ltd.	249	8
	Charter Hall Group	581	8
	Qube Holdings Ltd.	2,257	8
	Orica Ltd.	419	7
	JB Hi-Fi Ltd.	138	7
	SEEK Ltd.	518	5
	Steadfast Group Ltd.	1,470	4
	Netwealth Group Ltd.	262	4
	a2 Milk Co. Ltd.	598	2
	Reece Ltd.	227	2
			1,441
Austria (0.4%)
	Erste Group Bank AG	657	78
[1]	BAWAG Group AG	160	29
	ANDRITZ AG	148	13
	Verbund AG	172	12
			132
Belgium (0.8%)
*	Argenx SE	92	77
	KBC Group NV	519	69
	UCB SA	160	47
	Lotus Bakeries NV	1	13
	Syensqo SA	144	11
	Elia Group SA	62	10
	D'ieteren Group	44	9

		Shares	Market Value ($000)
	Sofina SA	33	8
	Ackermans & van Haaren NV	26	8
	Financiere de Tubize SA	19	5
			257
Canada (10.4%)
	Royal Bank of Canada	2,877	552
	Toronto-Dominion Bank	3,465	396
*	Shopify Inc. Class A	2,535	302
	Canadian Imperial Bank of Commerce	1,910	209
	Agnico Eagle Mines Ltd.	644	118
	National Bank of Canada	798	117
	Canadian Pacific Kansas City Ltd.	1,141	102
*	Celestica Inc.	236	91
	Bank of Montreal	555	90
	Alimentation Couche-Tard Inc.	1,537	87
	Constellation Software Inc.	41	84
	Canadian National Railway Co.	702	83
	Wheaton Precious Metals Corp.	613	82
	Waste Connections Inc.	526	79
	Canadian Natural Resources Ltd.	1,636	74
	Dollarama Inc.	561	72
	Fairfax Financial Holdings Ltd.	44	68
	Franco-Nevada Corp.	244	57
	Intact Financial Corp.	253	50
	Kinross Gold Corp.	1,395	42
*	Bombardier Inc. Class B	181	41
	Imperial Oil Ltd.	308	37
	Cameco Corp.	324	36
	Alamos Gold Inc. Class A	865	35
	Loblaw Cos. Ltd.	779	35
	WSP Global Inc.	196	28
	ARC Resources Ltd.	1,176	27
	CGI Inc.	392	27
	TFI International Inc.	160	25
	TMX Group Ltd.	575	22
	Teck Resources Ltd. Class B	327	22
	Lundin Mining Corp.	668	20
	Toromont Industries Ltd.	116	19
	Stantec Inc.	236	18
	Thomson Reuters Corp.	200	17
	Element Fleet Management Corp.	824	16
	Metro Inc.	230	15
*	Ivanhoe Mines Ltd. Class A	1,556	14
	Lundin Gold Inc.	204	14
	AtkinsRealis Group Inc.	236	14
*	Descartes Systems Group Inc.	178	13
	Tourmaline Oil Corp.	275	13
	GFL Environmental Inc.	382	13
	CCL Industries Inc. Class B	172	11
	FirstService Corp.	84	11
*	CAE Inc.	366	9
*	Bombardier Inc. Class A	2	—
			3,307
Denmark (1.5%)
	Novo Nordisk A/S Class B	6,580	301
	DSV A/S	406	101
*	Genmab A/S	132	34
	Novonesis (Novozymes) B Class B	410	24
	Coloplast A/S Class B	142	9
			469
Finland (0.5%)
	Nordea Bank Abp	3,418	66
	Wartsila OYJ Abp	648	26
	Kone OYJ Class B	439	26
	Orion OYJ Class B	226	19
	Metso OYJ	766	15
			152

		Shares	Market Value ($000)
France (6.7%)
	Schneider Electric SE	1,113	350
	LVMH Moet Hennessy Louis Vuitton SE	524	287
	Airbus SE	1,270	265
	L'Oreal SA (XPAR)	473	209
	Air Liquide SA (XPAR)	801	165
	Safran SA	404	144
	Hermes International SCA	72	134
	EssilorLuxottica SA	600	121
	Vinci SA	568	83
	Legrand SA	412	71
	Cie de Saint-Gobain SA	583	53
	Danone SA	692	49
	Thales SA	132	37
	Engie SA (XPAR)	1,202	37
	Dassault Systemes SE	1,353	30
*	Capgemini SE	211	25
	Kering SA	84	25
	Publicis Groupe SA	228	22
	Sartorius Stedim Biotech	56	12
	Dassault Aviation SA	24	8
	Christian Dior SE	8	4
			2,131
Germany (6.7%)
	SAP SE	2,105	381
	Siemens AG (Registered)	946	297
	Infineon Technologies AG	2,684	254
	Rheinmetall AG	96	145
	Siemens Energy AG	750	142
	Deutsche Bank AG (Registered)	3,926	127
	Deutsche Telekom AG (Registered)	3,563	120
	Deutsche Boerse AG	388	112
	E.ON SE	4,568	97
	RWE AG	1,379	88
	Commerzbank AG	2,040	88
	Heidelberg Materials AG	261	58
	Daimler Truck Holding AG	991	48
	adidas AG	224	43
	MTU Aero Engines AG	112	41
	Merck KGaA	265	40
[1]	Siemens Healthineers AG	411	17
	Knorr-Bremse AG	136	16
	Beiersdorf AG	190	15
[1]	Hapag-Lloyd AG	16	2
	Sartorius AG	4	1
			2,132
Hong Kong (1.4%)
	Hong Kong Exchanges & Clearing Ltd.	2,450	125
	AIA Group Ltd.	11,110	117
	Techtronic Industries Co. Ltd.	2,925	44
	Link REIT	5,340	28
	BOC Hong Kong Holdings Ltd.	4,432	27
	Hong Kong & China Gas Co. Ltd.	22,380	21
	CLP Holdings Ltd.	1,961	19
	Power Assets Holdings Ltd.	1,568	12
	Galaxy Entertainment Group Ltd.	2,843	11
	Wharf Real Estate Investment Co. Ltd.	3,290	10
	MTR Corp. Ltd.	2,082	8
	HKT Trust & HKT Ltd.	4,965	8
	Chow Tai Fook Jewellery Group Ltd.	4,445	6
	PRADA SpA	1,055	5
	CK Infrastructure Holdings Ltd.	688	5
	Sands China Ltd.	1,750	3
*	Zijin Gold International Co. Ltd.	155	3
	Cathay Pacific Airways Ltd.	1,079	2
	MGM China Holdings Ltd.	1,704	2
[1]	Budweiser Brewing Co. APAC Ltd.	2,069	2
	HK Electric Investments & HK Electric Investments Ltd.	2,822	2

		Shares	Market Value ($000)
*	FWD Group Holdings Ltd.	103	—
			460
Ireland (0.4%)
	AIB Group plc	4,384	52
	Ryanair Holdings plc	1,077	31
	Kingspan Group plc	311	28
	Kerry Group plc Class A	221	19
			130
Israel (0.9%)
	Elbit Systems Ltd.	56	51
	Bank Leumi Le-Israel BM	1,606	41
	Bank Hapoalim BM	1,288	33
*	Enlight Renewable Energy Ltd.	272	29
	Bezeq The Israeli Telecommunication Corp. Ltd.	5,724	16
	Next Vision Stabilized Systems Ltd.	148	16
*	OPC Energy Ltd.	324	14
*	Nice Ltd.	128	12
	First International Bank of Israel Ltd.	108	9
	Big Shopping Centers Ltd.	32	9
	Azrieli Group Ltd.	40	7
	Energix-Renewable Energies Ltd.	572	6
	Melisron Ltd.	24	4
	Menora Mivtachim Holdings Ltd.	20	4
	Kenon Holdings Ltd.	41	4
*	Camtek Ltd.	24	4
	Meitav Investment House Ltd.	74	4
*	Shapir Engineering & Industry Ltd.	169	3
	YH Dimri Construction & Development Ltd.	20	3
	El Al Israel Airlines	615	3
*	Shikun & Binui Ltd.	331	2
	Electra Ltd.	41	2
*	Fattal Holdings 1998 Ltd.	8	2
	Matrix IT Ltd.	48	1
	Ashtrom Group Ltd.	44	1
	Gav-Yam Lands Corp. Ltd.	38	—
			280
Italy (2.6%)
	UniCredit SpA	3,223	278
	Ferrari NV	252	87
	Intesa Sanpaolo SpA	11,249	76
	Prysmian SpA	436	75
	Enel SpA	6,148	69
	STMicroelectronics NV	737	50
	Leonardo SpA	552	35
	FinecoBank Banca Fineco SpA	1,260	31
	Moncler SpA	458	30
	Tenaris SA	678	21
	Terna - Rete Elettrica Nazionale	1,683	19
	BPER Banca SpA	1,167	16
	Snam SpA	1,955	14
	Recordati Industria Chimica e Farmaceutica SpA	224	13
	Banca Mediolanum SpA	286	7
	Davide Campari-Milano NV	847	5
[1]	Infrastrutture Wireless Italiane SpA	346	3
			829
Japan (19.9%)
	Mitsubishi UFJ Financial Group Inc.	24,525	461
	Tokyo Electron Ltd.	975	327
	Sony Group Corp.	12,736	275
	Advantest Corp.	1,505	246
	Mizuho Financial Group Inc.	5,157	232
	Fast Retailing Co. Ltd.	432	224
	Recruit Holdings Co. Ltd.	3,215	215
	Keyence Corp.	413	208
	Mitsui & Co. Ltd.	5,972	198
	Shin-Etsu Chemical Co. Ltd.	4,080	198
	SoftBank Group Corp.	3,974	187
	Toyota Motor Corp.	9,760	185

	Shares	Market Value ($000)
Hitachi Ltd.	5,668	183
Tokio Marine Holdings Inc.	3,974	176
Sumitomo Mitsui Financial Group Inc.	4,324	158
Hoya Corp.	696	118
Renesas Electronics Corp.	3,844	107
Mitsubishi Heavy Industries Ltd.	4,414	104
Fujikura Ltd.	3,393	101
ITOCHU Corp.	7,934	96
Daikin Industries Ltd.	603	87
Disco Corp.	195	80
Daiichi Life Group Inc.	7,601	78
Daiichi Sankyo Co. Ltd.	3,893	66
MS&AD Insurance Group Holdings Inc.	2,479	66
Chugai Pharmaceutical Co. Ltd.	1,313	65
Nintendo Co. Ltd.	1,297	58
TDK Corp.	2,245	58
Aeon Co. Ltd.	5,727	50
FANUC Corp.	997	49
Asics Corp.	1,509	46
Marubeni Corp.	1,341	44
Fujitsu Ltd.	1,982	42
Lasertec Corp.	164	41
Ibiden Co. Ltd.	279	40
Otsuka Holdings Co. Ltd.	548	40
Ajinomoto Co. Inc.	1,201	39
NEC Corp.	1,513	39
Daifuku Co. Ltd.	780	36
Oriental Land Co. Ltd.	2,484	36
Kawasaki Heavy Industries Ltd.	1,724	34
Komatsu Ltd.	839	34
Ebara Corp.	863	31
SMC Corp.	72	31
Pan Pacific International Holdings Corp.	5,492	30
Terumo Corp.	2,008	30
Bandai Namco Holdings Inc.	1,336	30
Nomura Research Institute Ltd.	897	29
Mitsubishi Estate Co. Ltd.	1,162	29
Ryohin Keikaku Co. Ltd.	1,155	28
SCREEN Holdings Co. Ltd.	392	27
IHI Corp.	1,540	27
JX Advanced Metals Corp.	1,107	27
Olympus Corp.	2,287	26
Konami Group Corp.	213	25
East Japan Railway Co.	1,083	23
Nomura Holdings Inc.	2,825	23
Kawasaki Kisen Kaisha Ltd.	1,307	21
Suzuki Motor Corp.	1,611	20
NIDEC Corp.	1,104	19
Shionogi & Co. Ltd.	1,016	19
Obic Co. Ltd.	678	17
Nippon Sanso Holdings Corp.	437	17
Tokyo Ohka Kogyo Co. Ltd.	248	17
Inpex Corp.	743	17
Food & Life Cos. Ltd.	240	16
Nitto Denko Corp.	799	15
T&D Holdings Inc.	571	15
Yaskawa Electric Corp.	319	14
Capcom Co. Ltd.	703	13
Kajima Corp.	364	13
Nippon Yusen KK	393	13
Japan Exchange Group Inc.	1,043	13
Taisei Corp.	144	13
Fuji Electric Co. Ltd.	124	12
Kikkoman Corp.	1,381	12
Sanrio Co. Ltd.	2,176	12
Nexon Co. Ltd.	834	12
Daiwa Securities Group Inc.	1,179	11
Hikari Tsushin Inc.	48	11
Mitsui OSK Lines Ltd.	319	11
Asahi Intecc Co. Ltd.	484	11

		Shares	Market Value ($000)
	Kokusai Electric Corp.	223	11
	Zensho Holdings Co. Ltd.	192	10
	SBI Holdings Inc.	551	10
	Sanwa Holdings Corp.	454	10
	Yokogawa Electric Corp.	331	10
	Sony Financial Group Inc.	11,711	10
	BayCurrent Inc.	275	10
	Niterra Co. Ltd.	144	9
	Nippon Paint Holdings Co. Ltd.	1,323	9
	Shimano Inc.	84	9
	Unicharm Corp.	1,559	9
	Seibu Holdings Inc.	509	9
	Minebea Mitsumi Inc.	286	8
	Nitori Holdings Co. Ltd.	469	8
	Toyo Suisan Kaisha Ltd.	113	8
	M3 Inc.	877	8
	CyberAgent Inc.	867	7
	Keisei Electric Railway Co. Ltd.	1,003	7
	Maruwa Co. Ltd.	16	7
	Rohto Pharmaceutical Co. Ltd.	467	7
	Shimadzu Corp.	307	7
	Isetan Mitsukoshi Holdings Ltd.	324	7
	Trend Micro Inc.	160	6
	USS Co. Ltd.	514	6
	Hamamatsu Photonics KK	337	6
	Japan Airport Terminal Co. Ltd.	192	6
	Kurita Water Industries Ltd.	100	6
	MISUMI Group Inc.	270	6
	NOF Corp.	316	6
	Nissan Chemical Corp.	120	6
	Sysmex Corp.	674	6
	Toho Co. Ltd.	766	6
	Tokyu Corp.	551	6
	Azbil Corp.	564	6
	Internet Initiative Japan Inc.	287	6
	MonotaRO Co. Ltd.	505	6
	MatsukiyoCocokara & Co.	443	6
	TIS Inc.	280	6
	Open House Group Co. Ltd.	116	6
	McDonald's Holdings Co. Japan Ltd.	119	6
	Socionext Inc.	367	6
	Square Enix Holdings Co. Ltd.	292	5
	Hirose Electric Co. Ltd.	28	5
	Kansai Paint Co. Ltd.	317	5
	Nissin Foods Holdings Co. Ltd.	285	5
	Ono Pharmaceutical Co. Ltd.	334	5
	Kakaku.com Inc.	248	5
	Sapporo Holdings Ltd.	531	5
	GMO Payment Gateway Inc.	92	5
	Kobe Bussan Co. Ltd.	310	5
	ZOZO Inc.	862	5
	Skylark Holdings Co. Ltd.	302	5
	Iyogin Holdings Inc.	238	5
*	Rakuten Bank Ltd.	183	5
	Oracle Corp. Japan	70	4
	Japan Steel Works Ltd.	84	4
	Kintetsu Group Holdings Co. Ltd.	165	4
	Kyowa Kirin Co. Ltd.	223	4
	Sankyo Co. Ltd.	419	4
	Santen Pharmaceutical Co. Ltd.	302	4
	Hoshizaki Corp.	131	4
	Keio Corp.	547	3
	BIPROGY Inc.	91	3
	Odakyu Electric Railway Co. Ltd.	301	3
	Shimamura Co. Ltd.	136	3
	Kadokawa Corp.	129	3
	Sega Sammy Holdings Inc.	212	3
	J Front Retailing Co. Ltd.	231	3
	Koei Tecmo Holdings Co. Ltd.	275	3
	Toei Animation Co. Ltd.	184	3

		Shares	Market Value ($000)
*	Metaplanet Inc.	1,479	3
	Sugi Holdings Co. Ltd.	139	2
	ABC-Mart Inc.	99	2
	NS Solutions Corp.	70	2
	Cosmos Pharmaceutical Corp.	66	2
	Persol Holdings Co. Ltd.	1,453	2
	Tokyo Metro Co. Ltd.	258	2
	OBIC Business Consultants Co. Ltd.	38	1
			6,347
Netherlands (5.1%)
	ASML Holding NV	801	1,295
	Prosus NV	2,742	125
	ASM International NV	96	100
*,1	Adyen NV	44	48
	Universal Music Group NV	1,576	35
	Wolters Kluwer NV	321	23
			1,626
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	906	20
	Infratil Ltd.	2,056	20
	Auckland International Airport Ltd.	2,089	10
	Contact Energy Ltd.	1,088	6
	EBOS Group Ltd.	239	3
			59
Norway (0.5%)
	DNB Bank ASA	1,730	54
	Kongsberg Gruppen ASA	905	32
	Subsea 7 SA	466	15
	Mowi ASA	479	11
	Var Energi ASA	1,892	9
	Vend Marketplaces ASA Class B	264	7
	Salmar ASA	101	6
	Protector Forsikring ASA	122	6
*	Kongsberg Maritime A/S	903	6
*	Nordic Semiconductor ASA	240	5
*,1	AutoStore Holdings Ltd.	2,030	3
	TOMRA Systems ASA	277	3
	Hafnia Ltd.	243	2
			159
Portugal (0.1%)
	Galp Energia SGPS SA	855	19
	Banco Comercial Portugues SA Class R	11,145	12
	Jeronimo Martins SGPS SA	378	8
			39
Singapore (1.3%)
	DBS Group Holdings Ltd.	4,200	207
	United Overseas Bank Ltd.	2,900	86
	Singapore Exchange Ltd.	1,700	29
	Singapore Telecommunications Ltd.	7,600	26
	Singapore Technologies Engineering Ltd.	2,400	21
	Keppel Ltd.	2,000	17
	Sembcorp Industries Ltd.	2,000	10
	City Developments Ltd.	1,200	8
			404
South Korea (12.4%)
	SK Hynix Inc.	1,125	1,752
	Samsung Electronics Co. Ltd. (XKRX)	5,503	1,154
	Samsung Electro-Mechanics Co. Ltd.	67	95
*	Samsung SDI Co. Ltd. (XKRX)	128	58
	Hanwha Aerospace Co. Ltd.	68	53
	NAVER Corp.	292	45
	Celltrion Inc.	324	41
	KB Financial Group Inc.	368	37
	HD Hyundai Electric Co. Ltd.	48	34
	Hyundai Heavy Industries Co. Ltd.	68	31
	Samsung C&T Corp.	99	29
	Hyosung Heavy Industries Corp.	12	29

		Shares	Market Value ($000)
*	Doosan Enerbility Co. Ltd.	381	27
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	96	27
*	LG Energy Solution Ltd.	88	27
	LS Electric Co. Ltd.	156	25
*,1	Samsung Biologics Co. Ltd.	24	22
	Alteogen Inc.	88	22
	Ecopro Co. Ltd.	217	20
	Hyundai Rotem Co. Ltd.	148	20
	Mirae Asset Securities Co. Ltd.	412	17
	HD Hyundai Co. Ltd.	92	17
	Hanmi Semiconductor Co. Ltd.	88	17
	Ecopro BM Co. Ltd.	108	16
	Korea Zinc Co. Ltd.	16	15
	LIG Defense&Aerospace Co. Ltd.	28	15
	APR Corp.	52	14
	Kakao Corp.	465	13
	Korea Investment Holdings Co. Ltd.	84	13
	Hana Financial Group Inc.	175	13
	Korea Aerospace Industries Ltd.	108	12
	LG Chem Ltd. (XKRX)	44	11
	LS Corp.	36	11
	Samsung E&A Co. Ltd.	328	11
*	Meritz Financial Group Inc.	156	11
	Hanwha Systems Co. Ltd.	152	11
	KakaoBank Corp.	717	11
	LG Innotek Co. Ltd.	10	10
	Samsung SDS Co. Ltd.	48	10
	Hyundai Autoever Corp.	16	10
	Krafton Inc.	60	10
*	Hanwha Ocean Co. Ltd.	104	9
	POSCO Future M Co. Ltd.	52	8
	Hyundai Engineering & Construction Co. Ltd.	84	8
	LG CNS Co. Ltd.	100	8
	KIWOOM Securities Co. Ltd.	28	7
	Hyundai Glovis Co. Ltd.	43	7
	HYBE Co. Ltd.	48	7
	Coway Co. Ltd.	108	6
	Samyang Foods Co. Ltd.	8	6
	Samsung Securities Co. Ltd.	60	5
	Yuhan Corp.	84	5
*	Rainbow Robotics	11	5
	Sam Chun Dang Pharm Co. Ltd.	20	4
*	HLB Inc.	132	4
	Hanjin Kal Corp.	60	4
	Hanmi Pharm Co. Ltd.	12	4
	Orion Corp.	50	4
*	Peptron Inc.	20	4
	Doosan Bobcat Inc.	102	4
	HD Hyundai Marine Solution Co. Ltd.	28	4
*	Samsung Episholdings Co. Ltd.	12	4
	S-Oil Corp.	48	3
*	LigaChem Biosciences Inc.	30	3
*	SKC Co. Ltd.	24	2
	Posco DX Co. Ltd.	106	2
*	SK Biopharmaceuticals Co. Ltd.	36	2
	PharmaResearch Co. Ltd.	12	2
*	Kakaopay Corp.	60	2
*	Doosan Robotics Inc.	24	2
*	SK Bioscience Co. Ltd.	36	1
*	Ecopro Materials Co. Ltd.	32	1
			3,953
Spain (3.1%)
	Banco Bilbao Vizcaya Argentaria SA	11,801	276
	Iberdrola SA (XMAD)	8,051	183
	Banco Santander SA	11,333	142
	CaixaBank SA	7,796	105
	Industria de Diseno Textil SA	1,545	95
	Ferrovial NV	996	68
	Amadeus IT Group SA	927	59

		Shares	Market Value ($000)
*,1	Cellnex Telecom SA	1,167	39
[1]	Aena SME SA	1,178	34
			1,001
Sweden (2.5%)
	Atlas Copco AB Class A	5,702	109
	Investor AB Class B	2,275	94
	Skandinaviska Enskilda Banken AB Class A	2,901	58
	Assa Abloy AB Class B	1,433	51
	Sandvik AB	1,241	50
	Atlas Copco AB Class B	2,703	46
	Epiroc AB Class A	1,349	40
	Saab AB Class B	646	40
	EQT AB	765	26
	Hexagon AB Class B	2,674	25
	Alfa Laval AB	408	23
*,1	Evolution AB	301	23
*	Swedish Orphan Biovitrum AB	456	22
	Svenska Handelsbanken AB Class A	1,407	21
	AddTech AB Class B	535	19
	Epiroc AB Class B	728	19
	Lifco AB Class B	462	15
	Boliden AB	232	14
	Industrivarden AB Class C	237	13
	AAK AB	402	11
	Indutrade AB	547	11
	Beijer Ref AB Class B	774	11
	Trelleborg AB Class B	211	9
	Industrivarden AB Class A	151	9
	Nordnet AB publ	268	9
	Nibe Industrier AB Class B	2,155	8
	Sectra AB Class B	274	8
	Investment AB Latour Class B	296	6
	Sagax AB Class B	318	6
	Skandinaviska Enskilda Banken AB Class C	250	5
	Sweco AB Class B	265	4
	Svenska Handelsbanken AB Class B	57	1
*	Octave Intelligence plc SDR	26	—
			806
Switzerland (7.1%)
	Roche Holding AG	819	345
	ABB Ltd. (Registered)	3,190	341
	Novartis AG (Registered)	2,111	318
	UBS Group AG (Registered)	6,257	296
	Cie Financiere Richemont SA Class A (Registered)	859	184
	Lonza Group AG (Registered)	147	94
	Galderma Group AG	378	80
	Alcon AG	1,034	69
	Sika AG (Registered)	331	65
	Givaudan SA (Registered)	17	63
	Partners Group Holding AG	45	47
	Swiss Re AG	292	44
	Geberit AG (Registered)	66	43
	SGS SA (Registered)	344	39
	Sandoz Group AG	444	37
	Logitech International SA (Registered)	294	36
	Straumann Holding AG (Registered)	234	28
	Sonova Holding AG (Registered)	104	27
	Kuehne & Nagel International AG (Registered)	110	25
	Chocoladefabriken Lindt & Spruengli AG	2	24
	Schindler Holding AG (XSWX)	60	20
	Roche Holding AG	36	16
	EMS-Chemie Holding AG (Registered)	12	11
	Schindler Holding AG (Registered)	30	10
			2,262
United Kingdom (9.9%)
	AstraZeneca plc	2,112	392
	Rolls-Royce Holdings plc	17,325	312
	HSBC Holdings plc	14,663	275
	Unilever plc	4,482	253

		Shares	Market Value ($000)
	BAE Systems plc	6,165	168
	NatWest Group plc	16,407	132
	GSK plc	4,890	124
	RELX plc	3,729	122
	London Stock Exchange Group plc	937	113
	Compass Group plc	3,496	112
*	ARM Holdings plc ADR	284	100
	Reckitt Benckiser Group plc (XLON)	1,325	81
	Barclays plc	13,102	80
	Lloyds Banking Group plc	50,057	68
	Experian plc	1,878	65
	3i Group plc	2,106	64
	Haleon plc	12,679	57
	Halma plc	781	49
	InterContinental Hotels Group plc	312	48
	Standard Chartered plc	1,569	42
	Next plc	236	42
	Coca-Cola Europacific Partners plc	425	39
	SSE plc	1,209	38
	Rentokil Initial plc	4,880	29
	Informa plc	2,640	29
	Admiral Group plc	553	24
	Centrica plc	9,465	24
	Coca-Cola HBC AG Class DI	404	23
	Intertek Group plc	316	22
	Sage Group plc	1,952	22
	Smiths Group plc	648	21
*	Wise Group plc	1,434	18
	Diploma plc	160	15
	ICG plc	597	15
	United Utilities Group plc	827	15
	Smith & Nephew plc	946	14
	Severn Trent plc	324	13
	Pearson plc	801	12
	Marks & Spencer Group plc	2,480	12
	Bunzl plc	348	11
	Whitbread plc	345	11
	International Consolidated Airlines Group SA Class DI	1,970	11
	Zegona Communications plc	453	11
[1]	Autotrader Group plc	1,718	10
	Plus500 Ltd.	144	9
	Melrose Industries plc (XLON)	1,037	7
[1]	Airtel Africa plc	1,004	5
			3,159
United States (0.9%)
*	Spotify Technology SA	183	91
*	Sea Ltd. ADR	497	45
*	Check Point Software Technologies Ltd.	171	23
*	ICON plc	156	21
*	BioNTech SE ADR	208	20
*	JFrog Ltd.	212	17
*	Grab Holdings Ltd. Class A	4,546	16
*	Ascendis Pharma A/S	64	14
	Futu Holdings Ltd. ADR	124	13
*	Amer Sports Inc.	320	12
*	Monday.com Ltd.	84	7
*	Global-e Online Ltd.	224	7
*	Cellebrite DI Ltd.	251	4
*	Bullish	64	2
*	Wix.com Ltd.	20	1
*	Oddity Tech Ltd. Class A	83	1
*	Pagaya Technologies Ltd. Class A	50	1
*	Etoro Group Ltd. Class A	24	1
*	Klarna Group plc	71	1
			297
Total Common Stocks (Cost $30,387)			31,832
Preferred Stocks (0.1%)
	Sartorius AG Preference Shares	52	15

		Shares	Market Value ($000)
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	132	1
	Edison SpA Preference Shares	250	1
Total Preferred Stocks (Cost $17)			17
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund, 3.667% (Cost $34)	342	34
Total Investments (100.0%) (Cost $30,438)			31,883
Other Assets and Liabilities—Net (0.0%)			7
Net Assets (100%)			31,890
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $237, representing 0.7% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
SDR—Special Drawing Rights

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of America, N.A.	6/2/2026	SGD	5	USD	4	—	—
SGD—Singapore dollar.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2026.

D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	3,604	—	—	3,604
Common Stocks—Other	145	28,083	—	28,228
Preferred Stocks	—	17	—	17
Temporary Cash Investments	34	—	—	34
Total	3,783	28,100	—	31,883
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	—	—	—